Annual Fund Operating Expenses - Ariel Appreciation Fund	Feb. 01, 2021
Investor Class
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual fund operating expenses	1.15%
Institutional Class
Operating Expenses:
Management fees	0.72%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.84%